UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4626

Tax-Free Trust of Oregon
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 9/30

Date of reporting period: 3/31/11

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS

Semi-Annual Report
March 31, 2011

TAX-FREE TRUST OF OREGON A tax-free income investment

Serving Oregon Investors For 25 Years Tax-Free Trust of Oregon “Getting All the Pieces to Fit”

May, 2011

Dear Fellow Shareholder:

     Like a jigsaw puzzle piece, Tax-Free Trust of Oregon’s portfolio manager must decide whether any municipal bond under consideration for addition to the Trust’s portfolio has the potential to fit correctly into place. Otherwise, the addition might distort the overall picture.

     Specifically, any bond under consideration must “fit” in terms of the principal amount, quality, maturity, liquidity and sector diversification.

     For example, let’s say the Trust has $500,000 to invest. The portfolio manager must first find bonds available for purchase in the marketplace within that size range. Then, it must be decided whether to purchase one bond for the full amount of $500,000, several $100,000 offerings or some other combination. If the portfolio already possesses a significant holding in “Issuer A,” the portfolio manager may decide to purchase a smaller additional offering so as not to overweight the portfolio in that particular issuer.

     The bonds available for purchase must also be looked at in terms of quality, maturity and sector diversification. As you know, the municipal bonds in Tax-Free Trust of Oregon must be rated investment grade – within the top four credit ratings assigned by a Nationally Recognized Statistical Rating Organization (NRSRO) like Moody’s or Standard & Poor’s – or, if unrated, must be determined to be of comparable quality. The portfolio is also managed to have an intermediate maturity (as of March 31, 2011, the Trust’s average maturity was 12.48 years) and a reasonable degree of diversification among varying projects.

     So, if both a transportation and a school bond are available with identical maturities and quality rating, the portfolio manager may decide for sector diversification purposes to purchase the transportation bond if the portfolio already contains a sufficient amount of school bonds.

NOT A PART OF THE SEMI-ANNUAL REPORT

     The last piece of the puzzle is an ongoing attempt to keep the overall portfolio functioning smoothly, such that when one bond is removed, another complementary one is sought in an effort to keep the “picture just right”.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann Vice Chair and President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon General Obligation Bonds (46.8%)	and Fitch	Value
	Ashland, Oregon Refunding (Assured Guaranty
	Municipal Corp. Insured)
$1,025,000	4.000%, 05/01/17	NR/AA+/NR	$1,100,337
1,000,000	4.000%, 05/01/21	NR/AA+/NR	1,023,690
	Benton and Linn Counties, Oregon School District
	#509J (Assured Guaranty Municipal Corp. Insured)
4,670,000	5.000%, 06/01/21 pre-refunded	Aa1/NR/NR	5,090,393
	Central Oregon Community College District (School
	Bond Guaranty Program)
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,006,140
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,360,722
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,270,395
	Chemeketa, Oregon Community College District
	(Financial Guaranty Insurance Corp. Insured),
1,385,000	5.500%, 06/01/14 Escrowed to Maturity	NR/NR/NR*	1,555,092
	Chemeketa, Oregon Community College District
	(School Bond Guaranty Program)
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,123,181
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,317,041
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,629,443
	Clackamas, Oregon Community College District
	(National Public Finance Guarantee Insured)
1,535,000	5.000%, 05/01/25	Aa3/AA/NR	1,601,220
	Clackamas County, Oregon School District #12 (North
	Clackamas) Convertible Capital Appreciation Bonds
	(Assured Guaranty Municipal Corp. Insured)
	(School Bond Guaranty Program) (converts to a 5%
	coupon on 06/15/11)
8,000,000	zero coupon, 06/15/27 Series B	Aa1/AA+/NR	8,115,360
9,250,000	zero coupon, 06/15/29	Aa1/AA+/NR	9,298,655
	Clackamas County, Oregon School District #46
	(Oregon Trail) (School Bond Guaranty Program)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,090,380
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	1,932,084
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,856,016
2,000,000	4.500%, 06/15/30	Aa1/AA+/NR	1,969,540
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,007,860
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	3,686,029

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon General Obligation Bonds (continued)	and Fitch	Value
	Clackamas County, Oregon School District #86 (Canby)
	(Assured Guaranty Municipal Corp. Insured)
$2,240,000	5.000%, 06/15/19	Aa1/AA+/NR	$2,411,584
	Clackamas County, Oregon School District #108
	(Estacada) (Assured Guaranty Municipal Corp.
	Insured)
1,295,000	5.375%, 06/15/17 pre-refunded	Aa3/AA+/NR	1,307,833
2,000,000	5.000%, 06/15/25 pre-refunded	Aa3/AA+/NR	2,018,360
	Clackamas County, Oregon School District #115
	(Gladstone) (National Public Finance Guarantee
	Insured) (State School Bond Guaranty Program)
5,000,000	zero coupon, 06/15/27	Baa1/AA+/NR	2,090,900
	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	706,325
	Clackamas & Washington Counties, Oregon School
	District No. 003 (West Linn-Wilsonville) (School
	Bond Guaranty Program)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,172,537
500,000	5.000%, 06/15/34	Aa1/AA+/NR	502,635
	Clackamas & Washington Counties, Oregon School
	District #3J (West Linn - Wilsonville) (State School
	Bond Guaranty Program)
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	2,990,391
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,003,960
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,022,083
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,027,900
	Columbia County, Oregon School District #502
	(National Public Finance Guarantee Financial
	Guaranty Insurance Corp. Insured)
2,070,000	zero coupon, 06/01/15	Aa3/BBB/NR	1,841,099
	Columbia & Washington Counties, Oregon School
	District #47J (Vernonia) (State School Bond
	Guaranty Program)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,648,079
	Deschutes County, Oregon (Assured Guaranty
	Municipal Corp. Insured)
2,260,000	5.000%, 12/01/16	Aa2/NR/NR	2,383,848

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon General Obligation Bonds (continued)	and Fitch	Value
	Deschutes County, Oregon Administrative School
	District #1 Refunding (Assured Guaranty Municipal
	Corp. Insured)
$400,000	5.000%, 06/15/13	Aa1/NR/NR	$434,728
1,300,000	5.500%, 06/15/16 pre-refunded	Aa1/NR/NR	1,313,208
1,355,000	5.500%, 06/15/18 pre-refunded	Aa1/NR/NR	1,368,767
3,000,000	5.125%, 06/15/21 pre-refunded	Aa1/NR/NR	3,028,290
	Deschutes County, Oregon School District #6 (Sisters)
	(Assured Guaranty Municipal Corp. Insured)
1,735,000	5.250%, 06/15/19	Aa3/AA+/NR	1,977,432
1,030,000	5.250%, 06/15/21	Aa3/AA+/NR	1,171,069
	Deschutes and Jefferson Counties, Oregon School
	District #02J (Redmond) (National Public Finance
	Guarantee - Financial Guaranty Insurance Corp.
	Insured)
1,000,000	5.000%, 06/15/21	Aa1/NR/NR	1,047,070
2,330,000	zero coupon, 06/15/22	Aa1/NR/NR	1,386,676
	Deschutes and Jefferson Counties, Oregon School
	District #02J (Redmond) (School Bond Guaranty
	Program)
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	572,073
2,275,000	zero coupon, 06/15/29	Aa1/NR/NR	847,733
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,520,850
	Gresham, Oregon Assured Guaranty Municipal
	Corp. Insured)
1,155,000	5.375%, 06/01/18	Aa3/NR/NR	1,197,388
	Hillsboro, Oregon Series B
380,000	3.500%, 06/01/15	Aa3/NR/NR	406,851
390,000	3.500%, 06/01/16	Aa3/NR/NR	416,738
345,000	3.500%, 06/01/17	Aa3/NR/NR	366,183
	Hood River County, Oregon School District
	Refunding (School Bond Guaranty Program)
365,000	3.000%, 06/15/14	NR/AA+/NR	383,648
385,000	3.000%, 06/15/15	NR/AA+/NR	404,058
250,000	4.000%, 06/15/16	NR/AA+/NR	272,353

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon General Obligation Bonds (continued)	and Fitch	Value
	Independence, Oregon City Hall Project (Assured
	Guaranty Municipal Corp. Insured)
$2,435,000	5.00%, 06/15/30	NR/AA+/NR	$2,531,280
	Jackson County, Oregon School District #4
	(Phoenix-Talent) (Assured Guaranty Municipal
	Corp. Insured)
1,395,000	5.500%, 06/15/18 pre-refunded	Aa3/AA+/NR	1,409,313
	Jackson County, Oregon School District #9 (Eagle
	Point) (National Public Finance Guarantee Insured)
2,080,000	5.500%, 06/15/15	Aa1/NR/NR	2,352,626
1,445,000	5.500%, 06/15/16	Aa1/NR/NR	1,664,004
	Jackson County, Oregon School District #9 (Eagle
	Point) (State School Bond Guaranty Program)
1,880,000	5.000%, 06/15/21 pre-refunded	Aa1/NR/NR	1,897,446
	Jackson County, Oregon School District #549
	(Medford) (State School Bond Guaranty Program)
1,750,000	5.000%, 06/15/12	Aa1/NR/NR	1,845,603
	Jackson County, Oregon School District #549C
	(Medford) (Assured Guaranty Municipal Corp.
	Insured)
2,000,000	4.750%, 12/15/29	Aa1/AA+/NR	2,020,440
3,000,000	5.000%, 12/15/32	Aa1/AA+/NR	3,042,360
	Jackson County, Oregon School District #549C
	(Medford) (School Board Guaranty Program)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,011,230
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,011,370
	Jefferson County, Oregon School District #509J
	(National Public Finance Guarantee Insured) (State
	School Bond Guaranty Program)
1,215,000	5.250%, 06/15/14	NR/AA+/NR	1,277,184
1,025,000	5.250%, 06/15/17	NR/AA+/NR	1,074,948
	Josephine County, Oregon Three Rivers School
	District (Assured Guaranty Municipal Corp. Insured)
1,780,000	5.250%, 06/15/18 pre-refunded	Aa1/NR/NR	1,797,213
	Lane County, Oregon School District #4J (Eugene)
	Refunding (School Bond Guaranty Program)
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,136,580

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon General Obligation Bonds (continued)	and Fitch	Value
	Lane County, Oregon School District #19 (Springfield)
	(Assured Guaranty Municipal Corp. Insured)
$3,425,000	zero coupon, 06/15/29	Aa1/NR/NR	$1,234,439
	Linn County, Oregon School District #9 (Lebanon)
	(Financial Guaranty Insurance Corp. Insured)
	(State School Bond Guaranty Program)
3,000,000	5.600%, 06/15/30 pre-refunded	NR/AA+/NR	3,310,500
	Linn County, Oregon School District #9 (Lebanon)
	(National Public Finance Guarantee Insured)
	(State School Bond Guaranty Program)
2,500,000	5.000%, 06/15/30 pre-refunded	Baa1/AA+/NR	2,522,950
	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,254,616
	Morrow County, Oregon School District #1 (Assured
	Guaranty Municipal Corp. Insured)
1,710,000	5.250%, 06/15/19	Aa3/AA+/NR	1,948,938
	Multnomah County, Oregon School District #7
	(Reynolds) (State School Bond Guaranty Program)
500,000	5.625%, 06/15/17 pre-refunded	Aa1/AA+/NR	505,200
2,375,000	5.125%, 06/15/19 pre-refunded	Aa1/AA+/NR	2,397,396
	Multnomah County, Oregon School District #7
	(Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,213,581
	Multnomah and Clackamas Counties, Oregon School
	District #10 (Gresham-Barlow) (Assured Guaranty
	Municipal Corp. Insured)
1,500,000	5.500%, 06/15/18 pre-refunded	Aa2/AA+/NR	1,515,390
4,275,000	5.250%, 06/15/19	Aa1/AA+/NR	4,938,779
2,650,000	5.000%, 06/15/21 pre-refunded	Aa2/AA+/NR	2,674,592
	Multnomah and Clackamas Counties, Oregon School
	District #28JT (Centennial) (Assured Guaranty
	Municipal Corp. Insured)
2,680,000	5.250%, 12/15/18	Aa1/NR/NR	3,091,246

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon General Obligation Bonds (continued)	and Fitch	Value
	Multnomah and Clackamas Counties, Oregon School
	District #51J (Riverdale) (State School Bond
	Guaranty Program)
$1,250,000	zero coupon, 06/15/31	NR/AA+/NR	$423,675
1,300,000	zero coupon, 06/15/32	NR/AA+/NR	413,348
850,000	zero coupon, 06/15/33	NR/AA+/NR	252,204
	Newport, Oregon Urban Renewal Obligations,
	Refunding, Series B
565,000	4.500%, 06/15/22	NR/A+/NR	587,408
	Newport, Oregon Wastewater Obligations,
	Refunding, Series A
525,000	4.250%, 06/15/22	NR/A+/NR	535,799
	Oregon Coast Community College District (National
	Public Finance Guarantee Insured) (State School
	Bond Guaranty Program)
1,590,000	5.250%, 06/15/17	Aa1/NR/NR	1,747,537
	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,284,317
	Oregon State Department of Administrative Services,
	Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,114,673
	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,740,605
	Polk, Marion & Benton Counties, Oregon School
	District #13J (Central) (Assured Guaranty
	Municipal Corp. Insured)
1,520,000	5.000%, 06/15/21	Aa3/AA+/NR	1,630,063
	Polk Marion & Benton Counties, Oregon School
	District No. 13J (Central) Series B (State School
	Bond Guaranty Program)
5,650,000	zero coupon, 06/15/32	NR/AA+/NR	1,876,026
	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,663,428
7,620,000	4.350%, 06/01/23	Aa1/NR/NR	7,745,120
	Portland, Oregon Community College District
1,195,000	3.000%, 06/15/12	Aa1/AA/NR	1,227,193

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon General Obligation Bonds (continued)	and Fitch	Value
	Portland, Oregon Community College District
	(Financial Guaranty Insurance Corp. Insured)
$1,395,000	5.000%, 06/01/17 pre-refunded	Aa1/AA/NR	$1,405,253
	Portland, Oregon Revenue Refunding LTD Tax,
	Series A
1,000,000	4.000%, 04/01/22	Aa1/NR/NR	1,021,280
	City of Salem, Oregon
1,750,000	5.000%, 06/01/29	Aa2/AA-/NR	1,788,693
	Salem, Oregon
1,585,000	4.000%, 06/01/17	Aa2/AA-/NR	1,720,771
	Salem-Keizer, Oregon School District #24J (Assured
	Guaranty Municipal Corp. Insured)
1,000,000	5.000%, 06/15/19	Aa1/AA+/NR	1,079,780
	Salem-Keizer, Oregon School District #24J (State
	School Bond Guaranty Program)
3,090,000	zero coupon, 06/15/29	Aa1/AA+/NR	1,182,419
3,500,000	zero coupon, 06/15/30	Aa1/AA+/NR	1,246,910
	State of Oregon
500,000	6.000%, 10/01/29	Aa1/AA+/AA+	557,995
	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	699,452
2,000,000	5.000%, 08/01/21	Aa1/AA+/AA+	2,139,980
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/AA+	549,045
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,017,100
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,007,860
	State of Oregon Veterans’ Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	568,612
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	406,988
	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,023,500
	Wasco County, Oregon School District #12 (The Dalles)
	(Assured Guaranty Municipal Corp. Insured)
1,400,000	5.500%, 06/15/17	Aa3/AA+/NR	1,629,978
1,790,000	5.500%, 06/15/20	Aa3/AA+/NR	2,086,120
	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,666,957

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon General Obligation Bonds (continued)	and Fitch	Value
	Washington County, Oregon School District #15
	(Forest Grove) (Assured Guaranty Municipal Corp.
	Insured)
$1,760,000	5.375%, 06/15/16 pre-refunded	Aa1/NR/NR	$1,777,442
2,000,000	5.000%, 06/15/21 pre-refunded	Aa1/NR/NR	2,018,360
	Washington County, Oregon School District #48J
	(Beaverton) (Assured Guaranty Corp. Insured)
1,280,000	5.000%, 06/01/31	Aa2/AA+/NR	1,309,171
1,000,000	5.125%, 06/01/36	Aa2/AA+/NR	1,005,560
	Yamhill County, Oregon School District #40
	(McMinnville) (Assured Guaranty Municipal Corp.
	Insured) (School Bond Guaranty Program)
1,205,000	5.000%, 06/15/19	Aa1/NR/NR	1,346,033
1,375,000	5.000%, 06/15/22	Aa1/NR/NR	1,491,284
	Total State of Oregon General Obligation Bonds		213,943,390

	State of Oregon Revenue Bonds (50.5%)

	Airport Revenue Bonds (0.2%)
	Jackson County, Oregon Airport Revenue (Syncora
	Guarantee, Inc.)
750,000	5.250%, 12/01/32	Baa1/NR/NR	678,878
	Redmond, Oregon Airport Revenue
550,000	6.000%, 06/01/34	Baa3/NR/NR	535,205
	Total Airport Revenue Bonds		1,214,083

	Certificates of Participation Revenue Bonds (5.3%)
	Oregon State Department of Administrative Services .
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,317,709
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,180,386
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	4,996,500
	Oregon State Department of Administration Services
	(American Municipal Bond Assurance Corp. Insured)
500,000	5.375%, 05/01/14 pre-refunded	Aa2/AA/AA	506,840

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon Revenue Bonds (continued)	and Fitch	Value
	Certificates of Participation Revenue Bonds (continued)
	Oregon State Department of Administrative Services
	(National Public Finance Guarantee - Financial
	Guaranty Insurance Corp. Insured)
$2,000,000	5.000%, 11/01/20	Aa2/AA/AA	$2,124,820
2,660,000	5.000%, 11/01/23	Aa2/AA/AA	2,744,668
2,945,000	5.000%, 11/01/24	Aa2/AA/AA	3,018,213
1,475,000	5.000%, 11/01/26	Aa2/AA/AA	1,496,417
3,880,000	5.000%, 11/01/27	Aa2/AA/AA	3,919,304
	Total Certificates of Participation Revenue Bonds		24,304,857

	Development Revenue Bonds (1.2%)
	Portland, Oregon Economic Development
	(Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A+/NR	5,334,600
	Total Development Revenue Bonds		5,334,600

	Hospital Revenue Bonds (12.0%)
	Clackamas County, Oregon Hospital Facilities
	Authority (Legacy Health System)
5,750,000	5.250%, 05/01/21	A2/A+/NR	5,756,267
	Deschutes County, Oregon Hospital Facilities
	Authority (Cascade Health)
2,000,000	5.600%, 01/01/27 pre-refunded	A3/NR/NR	2,077,560
3,500,000	8.000%, 01/01/28	A3/NR/NR	4,061,785
3,000,000	5.600%, 01/01/32 pre-refunded	A3/NR/NR	3,116,340
	Deschutes County, Oregon Hospital Facilities
	Authority (Cascade Health) (American Municipal
	Bond Assurance Corp. Insured)
3,250,000	5.375%, 01/01/35	A3/NR/NR	3,121,365
	Medford, Oregon Hospital Facilities Authority
	Revenue Refunding, Asante Health Systems
	(Assured Guaranty Municipal Corp. Insured)
9,000,000	5.500%, 08/15/28	NR/AA+/NR	9,346,140
	Multnomah County, Oregon Hospital Facilities
	Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A/A	525,170

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon Revenue Bonds (continued)	and Fitch	Value
	Multnomah County, Oregon Hospital Facilities
	Authority (Providence Health System)
$1,390,000	5.250%, 10/01/22	Aa2/AA/AA	$1,452,494
	Oregon Health Sciences University Series B
	(National Public Finance Guarantee Insured)
1,400,000	5.250%, 07/01/15	A1/A/NR	1,402,408
	Oregon State Facilities Authority Revenue, Refunding,
	Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+/NR	2,052,800
3,000,000	4.500%, 03/15/18	A2/A+/NR	3,077,280
1,000,000	4.750%, 03/15/24	A2/A+/NR	976,360
1,000,000	5.000%, 03/15/30	A2/A+/NR	951,750
	Oregon State Facilities Authority Revenue, Refunding,
	Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/A-/NR	1,469,760
2,000,000	4.500%, 10/01/21	NR/A-/NR	1,968,780
1,520,000	5.000%, 10/01/23	NR/A-/NR	1,521,125
1,795,000	4.875%, 10/01/25	NR/A-/NR	1,739,678
2,000,000	5.000%, 10/01/30	NR/A-/NR	1,881,320
	Salem, Oregon Hospital Facility Authority (Salem
	Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/A+	2,107,660
3,300,000	4.500%, 08/15/30	NR/A+/A+	2,852,619
	State of Oregon Health Housing Educational and
	Cultural Facilities Authority (Peacehealth) (American
	Municipal Bond Assurance Corp. Insured)
1,835,000	5.250%, 11/15/17	NR/A+/AA	1,876,306
1,430,000	5.000%, 11/15/32	NR/A+/AA	1,359,229
	Total Hospital Revenue Bonds		54,694,196

	Housing, Educational and Cultural Revenue Bonds (9.7%)
	Forest Grove, Oregon Campus Improvement (Pacific
	University Project)
1,500,000	6.000%, 05/01/30	NR/BBB/NR	1,461,720

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon Revenue Bonds (continued)	and Fitch	Value
	Housing, Educational and Cultural Revenue Bonds (continued)
	Forest Grove, Oregon (Pacific University) (Radian
	Insured)
$4,000,000	5.000%, 05/01/22	NR/BBB/NR	$3,832,400
	Forest Grove, Oregon Student Housing (Oak Tree
	Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	4,817,350
	Oregon Health Sciences University (National Public
	Finance Guarantee Insured)
11,550,000	zero coupon, 07/01/21	A1/A/NR	6,819,005
2,890,000	5.250%, 07/01/22	A1/A/NR	2,911,213
	Oregon Health Science University Series A
4,500,000	5.750%, 07/01/39	A1/A/A	4,528,890
	Oregon State Facilities Authority Revenue (Linfield
	College Project), Series A 2005
2,830,000	5.000%, 10/01/20	Baa1/NR/NR	2,904,259
2,115,000	5.000%, 10/01/25	Baa1/NR/NR	2,093,512
	Oregon State Facilities Authority Revenue (Linfield
	College Project), Series A 2010
1,220,000	5.000%, 10/01/31	Baa1/NR/NR	1,145,568
	Oregon State Facilities Authority Revenue (University
	of Portland)
5,000,000	5.000%, 04/01/32	NR/BBB+/NR	4,603,350
	Oregon State Facilities Authority Revenue (Willamette
	University)
1,000,000	4.000%, 10/01/24	NR/A/NR	951,790
5,000,000	5.000%, 10/01/32	NR/A/NR	4,519,150
	State of Oregon Housing and Community Services
2,240,000	4.650%, 07/01/25	Aa2/NR/NR	2,205,482
1,800,000	5.350%, 07/01/30	Aa2/NR/NR	1,820,124
	Total Housing, Educational and Cultural Revenue Bonds		44,613,813

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon Revenue Bonds (continued)	and Fitch	Value
	Transportation Revenue Bonds (3.9%)
	Oregon State Department Transportation Highway
	Usertax
$3,025,000	5.500%, 11/15/18 pre-refunded	Aa1/AAA/AA+	$3,270,963
1,200,000	5.000%, 11/15/22	Aa1/AAA/AA+	1,279,404
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,019,758
1,260,000	5.000%, 11/15/23	Aa1/AAA/AA+	1,338,889
4,545,000	5.125%, 11/15/26 pre-refunded	Aa1/AAA/AA+	4,887,193
2,155,000	5.000%, 11/15/28	Aa1/AAA/AA+	2,231,567
1,000,000	5.000%, 11/15/29	Aa1/AAA/AA+	1,020,790
	Tri-County Metropolitan Transportation District,
	Oregon
1,775,000	5.000%, 09/01/16	Aa2/AAA/NR	1,871,649
	Total Transportation Revenue Bonds		17,920,213

	Urban Renewal Revenue Bonds (2.6%)
	Portland, Oregon River District Urban Renewal and
	Redevelopment (American Municipal Bond
	Assurance Corp. Insured)
1,915,000	5.000%, 06/15/20	A2/NR/NR	1,963,239
	Portland, Oregon Urban Renewal and Redevelopment,
	Refunding, North Macadam, Series B
1,000,000	4.000%, 06/15/25	A1/NR/NR	885,130
	Portland, Oregon Urban Renewal Tax Allocation
	(American Municipal Bond Assurance Corp.
	Insured) (Convention Center)
1,150,000	5.750%, 06/15/18	Aa3/NR/NR	1,160,672
2,000,000	5.450%, 06/15/19	Aa3/NR/NR	2,016,880
	Portland, Oregon Urban Renewal Tax Allocation
	(Interstate Corridor) (National Public Finance
	Guarantee - Financial Guaranty Insurance Corp.
	Insured)
1,890,000	5.250%, 06/15/20	A2/NR/NR	1,961,064
1,810,000	5.250%, 06/15/21	A2/NR/NR	1,865,422
2,030,000	5.000%, 06/15/23	A2/NR/NR	2,048,960
	Total Urban Renewal Revenue Bonds		11,901,367

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon Revenue Bonds (continued)	and Fitch	Value
	Utility Revenue Bonds (1.6%)
	Emerald Peoples Utility District, Oregon (Assured
	Guaranty Municipal Corp. Insured)
$1,455,000	5.250%, 11/01/22	Aa3/NR/NR	$1,539,463
	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	5,748,827
	Total Utility Revenue Bonds		7,288,290

	Water and Sewer Revenue Bonds (12.1%)
	Klamath Falls, Oregon Water (Assured Guaranty
	Municipal Corp. Insured)
1,575,000	5.500%, 07/01/16	Aa3/AA+/NR	1,738,926
	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA-/NR	2,604,450
	Lebanon, Oregon Wastewater Revenue Refunding
	(Assured Guaranty Municipal Corp. Insured)
230,000	4.000%, 03/01/20	NR/AA+/NR	237,109
	Molalla, Oregon Sewer Revenue Refunding
210,000	4.000%, 03/01/18	NR/A/NR	219,007
240,000	4.000%, 03/01/19	NR/A/NR	246,715
250,000	4.000%, 03/01/20	NR/A/NR	252,968
260,000	4.000%, 03/01/21	NR/A/NR	261,329
270,000	4.000%, 03/01/22	NR/A/NR	268,574
280,000	4.000%, 03/01/23	NR/A/NR	274,554
290,000	4.000%, 03/01/24	NR/A/NR	279,728
150,000	4.000%, 03/01/25	NR/A/NR	141,501
	Portland, Oregon Sewer System
5,000,000	5.000%, 06/15/33	Aa3/AA/NR	5,020,600
	Portland, Oregon Sewer System (Assured Guaranty
	Municipal Corp. Insured)
2,760,000	5.250%, 06/01/17	Aa3/AA+/NR	2,936,198
4,595,000	5.000%, 06/01/17	Aa2/AA+/NR	5,064,701
3,470,000	5.000%, 06/01/21	Aa3/AA+/NR	3,621,812
	Portland, Oregon Sewer System (National Public
	Finance Guarantee Insured)
4,410,000	5.000%, 06/15/25	Aa3/AA/NR	4,618,946
4,630,000	5.000%, 06/15/26	Aa3/AA/NR	4,800,986
1,610,000	5.000%, 06/15/27	Aa3/AA/NR	1,662,615

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	State of Oregon Revenue Bonds (continued)	and Fitch	Value
	Water and Sewer Revenue Bonds (continued)
	Portland, Oregon Water System Revenue, Refunding,
	Series A
$1,920,000	4.000%, 05/01/14	Aaa/NR/NR	$2,091,994
1,275,000	4.000%, 05/01/25	Aaa/NR/NR	1,270,895
	Salem, Oregon Water & Sewer (Assured Guaranty
	Municipal Corp. Insured)
1,000,000	5.375%, 06/01/15	Aa3/AA+/NR	1,136,050
	Sunrise Water Authority, Oregon (Assured Guaranty
	Municipal Corp. Insured)
2,630,000	5.000%, 03/01/19	Aa3/AA+/NR	2,764,761
1,350,000	5.250%, 03/01/24	Aa3/AA+/NR	1,398,060
	Sunrise Water Authority, Oregon (Syncora
	Guarantee, Inc.)
1,000,000	5.000%, 09/01/25	NR/NR/NR*	967,060
	Washington County, Oregon Clean Water Services
4,000,000	5.000%, 10/01/28	Aa2/AA-/NR	4,145,520
	Washington County, Oregon Clean Water Services
	(National Public Finance Guarantee - Financial
	Guaranty Insurance Corp. Insured)
995,000	5.000%, 10/01/13	Aa2/AA/NR	1,014,313
3,525,000	5.125%, 10/01/17	Aa2/AA/NR	3,580,906
	Washington County, Oregon Clean Water Services
	(National Public Finance Guarantee Insured)
2,235,000	5.250%, 10/01/15	Aa2/AA/NR	2,560,885
	Total Water and Sewer Revenue Bonds		55,181,163

	Other Revenue Bonds (1.9%)
	Oregon State Department of Administration Services
	(Lottery Revenue)
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,588,175
	Oregon State Department of Administration Services
	(Lottery Revenue) (Assured Guaranty Municipal
	Corp. Insured)
2,700,000	5.000%, 04/01/19	Aa2/AAA/AA-	2,858,031
3,000,000	5.000%, 04/01/27	Aa2/AAA/AA-	3,111,420
	Total Other Revenue Bonds		8,557,626
	Total State of Oregon Revenue Bonds		231,010,208

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	U.S. Territory Bonds (0.9%)	and Fitch	Value
	Puerto Rico Commonwealth Aqueduct & Sewer
	Authority (Assured Guaranty Municipal Corp.
	Insured)
$1,500,000	5.000%, 07/01/28	Aa3/AA+/BBB	$1,428,255
	Puerto Rico Commonwealth General Obligation
	(National Public Finance Guarantee Insured)
1,270,000	6.000%, 07/01/28	A3/BBB/NR	1,289,952
	Puerto Rico Electric Power Authority
1,000,000	5.250%, 07/01/33	A3/BBB+/BBB+	884,320
	Puerto Rico Municipal Finance Agency (Assured
	Guaranty Municipal Corp. Insured)
500,000	5.250%, 08/01/16	Aa3/AA+/NR	514,325
	Total U.S. Territory Bonds		4,116,852

	Total Investments (cost $441,101,634-note 4)	98.2%	449,070,450
	Other assets less liabilities	1.8	8,008,515
	Net Assets	100.0%	$457,078,965

	*
Any security not rated (NR) by any of the nationally recognized statistical rating organizations has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

		Percent of
	Portfolio Distribution by Quality Rating	Portfolio†
	Aaa of Moody’s or AAA of S&P	5.1%
	Pre-refunded bonds †† / Escrowed to Maturity bonds	11.8
	Aa of Moody’s, AA of S&P or Fitch	60.9
	A of Moody’s, S&P or Fitch	16.6
	Baa of Moody’s or BBB of S&P	3.8
	Not rated*	1.8
		100.0%

†	Calculated using the highest rating of the three rating services.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

	PORTFOLIO ABBREVIATIONS:
	NR – Not Rated

See accompanying notes to financial statements

TAX-FREE TRUST OF OREGON
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2011 (unaudited)

ASSETS
Investments at value (cost $441,101,634)	$449,070,450
Cash	2,493,577
Interest receivable	6,427,459
Receivable for Trust shares sold	225,578
Receivable for investment securities sold	189,190
Other assets	90,578
Total assets	458,496,832

LIABILITIES
Payable for Trust shares redeemed	893,593
Dividends payable	343,545
Management fees payable	155,485
Distribution and service fees payable	4,330
Accrued expenses	20,914
Total liabilities	1,417,867

NET ASSETS	$457,078,965
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$431,859
Additional paid-in capital	449,501,691
Net unrealized appreciation on investments (note 4)	7,968,816
Undistributed net investment income	241,792
Accumulated net realized loss on investments	(1,065,193)
	$457,078,965

CLASS A
Net Assets	$361,535,661
Capital shares outstanding	34,153,240
Net asset value and redemption price per share	$10.59
Maximum offering price per share (100/96 of $10.59 adjusted to nearest cent)	$11.03

CLASS C
Net Assets	$24,610,358
Capital shares outstanding	2,326,973
Net asset value and offering price per share	$10.58
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.58	*

CLASS Y
Net Assets	$70,932,946
Capital shares outstanding	6,705,724
Net asset value, offering and redemption price per share	$10.58

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2011 (unaudited)

Investment Income:

Interest income		$10,510,579

Expenses:

Management fees (note 3)	$971,210
Distribution and service fees (note 3)	416,349
Trustees’ fees and expenses (note 7)	116,868
Legal fees (note 3)	111,187
Transfer and shareholder servicing agent fees	109,109
Shareholders’ reports and proxy statements	37,076
Custodian fees (note 6)	17,625
Registration fees and dues	14,366
Insurance	12,775
Auditing and tax fees	12,082
Chief compliance officer (note 3)	2,246
Miscellaneous	18,033
Total expenses	1,838,926

Management fees waived (note 3)	(3,146)
Expenses paid indirectly (note 6)	(620)
Net expenses		1,835,160
Net investment income		8,675,419

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	(948,748)
Change in unrealized appreciation on investments	(27,098,031)

Net realized and unrealized gain (loss) on investments		(28,046,779)
Net change in net assets resulting from operations		$(19,371,360)

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2011 (unaudited)	Year Ended September 30, 2010

OPERATIONS:
Net investment income	$8,675,419	$17,934,326
Net realized gain (loss) from securities transactions	(948,748)	469,057
Change in unrealized appreciation on investments	(27,098,031)	6,367,757
Change in net assets resulting from operations	(19,371,360)	24,771,140

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(6,746,395)	(13,893,914)

Class C Shares:
Net investment income	(369,624)	(724,866)

Class Y Shares:
Net investment income	(1,553,892)	(3,389,719)
Change in net assets from distributions	(8,669,911)	(18,008,499)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold	26,418,535	87,301,291
Reinvested dividends and distributions	5,235,710	10,787,566
Cost of shares redeemed	(71,499,879)	(56,381,161)
Change in net assets from capital share transactions	(39,845,634)	41,707,696

Change in net assets	(67,886,905)	48,470,337

NET ASSETS:
Beginning of period	524,965,870	476,495,533
End of period*	$457,078,965	$524,965,870

* Includes undistributed net investment income of:	$241,792	$236,284

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2011 (unaudited)

1. Organization

     Tax-Free Trust of Oregon (the “Trust”) is a separate portfolio of The Cascades Trust. The Cascades Trust (the “Business Trust”) is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On January 31, 1998, the Trust established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011 (unaudited)

b)
Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs – Municipal Bonds*	449,070,450
Level 3 – Significant Unobservable Inputs	–
Total	$449,070,450

*See schedule of investments for a detailed listing of securities.

c)
Subsequent Events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011 (unaudited)

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in the Trust’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On September 30, 2010, the Trust decreased undistributed net investment income by $45,335 and increased paid-in capital by $45,335 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications had no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact the update will have on the Trust’s financial statement disclosures.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011 (unaudited)

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust’s accounting books and records. For its services, beginning January 1, 2011, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% of net assets of the Trust. For the six months ended March 31, 2011, the Trust incurred management fees of $971,210 of which $3,146 was waived. The Manager has contractually agreed to waive fees to the extent necessary so that fees through the period ending January 31, 2012 shall be as follows: the annual rate shall be equivalent to 0.40 of 1% of such net asset value on net assets of the Trust up to $400 million, 0.38 of 1% of the Trust’s net assets above that amount to $1 billion and 0.36 of 1% of the Trust’s net assets above $1 billion.

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust’s portfolio. For its services, beginning January 1, 2011, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18 of 1% of net assets of the Trust up to $400 million; 0.16 of 1% of net assets above $400 million up to $1 billion; and 0.14 of 1% of net assets above $1 billlion. Prior to January 1, 2011, the former Sub-Adviser was paid a fee at the annual rate of 0.18 of 1% on the Trust’s entire net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub Adviser are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011 (unaudited)

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended March 31, 2011, distribution fees on Class A Shares amounted to $281,572 of which the Distributor retained $15,393.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended March 31, 2011, amounted to $101,083. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended March 31, 2011, amounted to $33,694. The total of these payments made with respect to Class C Shares amounted to $134,777 of which the Distributor retained $23,628.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Oregon, with the bulk of any sales commissions inuring to such intermediaries For the six months ended March 31, 2011, total commissions on sales of Class A Shares amounted to $354,533 of which the Distributor received $62,782.

c) Other Related Party Transactions

     For the six months ended March 31, 2011, the Trust incurred $110,539 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust’s ongoing operations. The fees and expenses included extraordinary one-time expenses in connection with the change in the Trust’s Investment Sub-Adviser. The Secretary of the Trust is Of Counsel to that firm.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended March 31, 2011, purchases of securities and proceeds from the sales of securities aggregated $14,272,324 and $40,020,766, respectively.

     At March 31, 2011, the aggregate tax cost for all securities was $440,859,718. At March 31, 2011, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $13,605,615 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $5,394,883 for a net unrealized appreciation of $8,210,732.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers’ ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuers to pay interest and principal on their obligations.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Trustees’ Fees and Expenses

     At March 31, 2011 there were 7 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended March 31, 2011 was $91,199. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended March 31, 2011, such meeting-related expenses amounted to $25,669.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011 (unaudited)

8. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended
	March 31, 2011		Year Ended
	(unaudited)		September 30, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,386,942	$14,957,437	4,473,622	$48,902,418
Reinvested dividends and
distributions	409,690	4,389,125	813,690	8,901,500
Cost of shares redeemed	(3,450,164)	(36,884,449)	(2,939,280)	(32,145,652)
Net change	(1,653,532)	(17,537,887)	2,348,032	25,658,266

Class C Shares:
Proceeds from shares sold	207,940	2,245,505	1,121,113	12,232,462
Reinvested dividends and
distributions	24,976	267,292	45,661	499,481
Cost of shares redeemed	(524,326)	(5,574,956)	(536,556)	(5,876,357)
Net change	(291,410)	(3,062,159)	630,218	6,855,586

Class Y Shares:
Proceeds from shares sold .	860,542	9,215,593	2,395,679	26,166,411
Reinvested dividends and
distributions	53,997	579,293	126,770	1,386,585
Cost of shares redeemed	(2,734,669)	(29,040,474)	(1,682,972)	(18,359,152)
Net change	(1,820,130)	(19,245,588)	839,477	9,193,844
Total transactions in Trust
shares	(3,765,072)	$(39,845,634)	3,817,727	$41,707,696

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011 (unaudited)

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. At September 30, 2010, the Trust had a capital loss carry forward of $116,445 which expires in 2017.

The tax character of distributions:

	Year Ended September 30,
	2010	2009
Net tax-exempt income	$17,862,526	$16,737,518
Ordinary income	145,973	–
Capital gain	–	–
	$18,008,499	$16,737,518

     As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$35,303,131
Undistributed tax-exempt income	431,850
Accumulated net loss on investments	(116,445)
Other temporary differences	(431,850)
$35,186,686

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing of distributions.

11. Tax Information

     The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act amends several tax provisions impacting mutual funds. In general, the amendments under the Modernization Act will be effective for fiscal years after enactment. The Modernization Act provides several benefits, including the unlimited carryover of future capital losses versus the prior eight year limitation. Relevant information regarding the impact of the Modernization Act, if any, will be contained within the Federal Tax Status of Distributions section of the financial statement notes for the fiscal year ending September 30, 2012.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
MARCH 31, 2011 (unaudited)

12. Ongoing Development

     The three major rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied on for payment.

TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended 3/31/11		Year Ended September 30,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.18		$11.05	$10.11	$10.68	$10.84	$10.91
Income (loss) from investment operations:
Net investment income	0.19	(1)	0.40 (1)	0.42 (1)	0.42 (1)	0.41 (2)	0.41 (2)
Net gain (loss) on securities (both
realized and unrealized)	(0.58)		0.13	0.94	(0.58)	(0.16)	(0.05)
Total from investment operations	(0.39)		0.53	1.36	(0.16)	0.25	0.36
Less distributions (note 10):
Dividends from net investment income	(0.20)		(0.40)	(0.42)	(0.41)	(0.41)	(0.41)
Distributions from capital gains	–		–	–	–	(3)	(0.02)
Total distributions	(0.20)		(0.40)	(0.42)	(0.41)	(0.41)	(0.43)
Net asset value, end of period	$10.59		$11.18	$11.05	$10.11	$10.68	$10.84
Total return (not reflecting sales charge)	(3.56	)%(4)	4.95%	13.74%	(1.58)%	2.37%	3.42%
Ratios/supplemental data
Net assets, end of period (in millions)	$362		$400	$370	$324	$336	$359
Ratio of expenses to average net assets	0.73	%(5)	0.72%	0.73%	0.76%	0.75%	0.75%
Ratio of net investment income to average
net assets	3.60	%(5)	3.65%	4.02%	3.89%	3.77%	3.82%
Portfolio turnover rate	3	% (4)	9%	15%	15%	22%	16%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.74	%(5)	–	–	–	–	–
Ratio of net investment income to average
net assets	3.60	%(5)	–	–	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.73	%(5)	0.72%	0.73%	0.74%	0.74%	0.74%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

Note: On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C												Class Y
			Year Ended September 30,												Year Ended September 30,
	Six Months Ended 3/31/11												Six Months Ended 3/31/11
	(unaudited)		2010		2009		2008		2007		2006		(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.17		$11.04		$10.10		$10.68		$10.84		$10.90		$11.18		$11.04	$10.10	$10.68	$10.84	$10.90
Income (loss) from investment operations:
Net investment income	0.15	(1)	0.30	(1)	0.33	(1)	0.33	(1)	0.32	(2)	0.32	(2)	0.20	(1)	0.42 (1)	0.44 (1)	0.43 (1)	0.43 (2)	0.43 (2)
Net gain (loss) on securities (both
realized and unrealized)	(0.59)		0.14		0.94		(0.59)		(0.16)		(0.04)		(0.60)		0.14	0.93	(0.58)	(0.16)	(0.04)
Total from investment operations	(0.44)		0.44		1.27		(0.26)		0.16		0.28		(0.40)		0.56	1.37	(0.15)	0.27	0.39
Less distributions (note 10):
Dividends from net investment income	(0.15)		(0.31)		(0.33)		(0.32)		(0.32)		(0.32)		(0.20)		(0.42)	(0.43)	(0.43)	(0.43)	(0.43)
Distributions from capital gains	–		–		–		–		(3)		(0.02)		–		–	–	–	(3)	(0.02)
Total distributions	(0.15)		(0.31)		(0.33)		(0.32)		(0.32)		(0.34)		(0.20)		(0.42)	(0.43)	(0.43)	(0.43)	(0.45)
Net asset value, end of period	$10.58		$11.17		$11.04		$10.10		$10.68		$10.84		$10.58		$11.18	$11.04	$10.10	$10.68	$10.84
Total return	(3.97	)%(4)(5)	4.07	%(4)	12.79	%(4)	(2.51	)%(4)	1.51	%(4)	2.64	%(4)	(3.58	)%(5)	5.21%	13.92%	(1.52)%	2.52%	3.67%
Ratios/supplemental data
Net assets, end of period (in millions)	$24.6		$29.3		$21.9		$17.7		$25.3		$32.9		$70.9		$95.3	$84.9	$58.4	$49.2	$43.9
Ratio of expenses to average net assets	1.58	%(6)	1.57%		1.58%		1.61%		1.60%		1.60%		0.58	%(6)	0.57%	0.58%	0.61%	0.60%	0.60%
Ratio of net investment income to
average net assets	2.74	%(6)	2.78%		3.15%		3.04%		2.92%		2.97%		3.74	%(6)	3.80%	4.16%	4.04%	3.92%	3.97%
Portfolio turnover rate	3	%(5)	9%		15%		15%		22%		16%		3	%(5)	9%	15%	15%	22%	16%

The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	1.59	%(6)	–		–		–		–		–		0.58	%(6)	–	–	–	–	–
Ratio of net investment income to
average net assets	2.74	%(6)	–		–		–		–		–		3.74	%(6)	–	–	–	–	–

The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.58	%(6)	1.57%		1.58%		1.59%		1.59%		1.59%		0.58	%(6)	0.57%	0.58%	0.59%	0.59%	0.59%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Less than $0.01 per share.
(4)	Not reflecting CDSC.
(5)	Not annualized.
(6)	Annualized.

Note: On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on October 1, 2010 and held for the six months ended March 31, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended March 31, 2011

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	(3.56)%	$1,000.00	$964.40	$3.58
Class C	(3.97)%	$1,000.00	$960.30	$7.72
Class Y	(3.58)%	$1,000.00	$964.20	$2.84

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.73%, 1.58% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended March 31, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.29	$3.68
Class C	5.00%	$1,000.00	$1,017.05	$7.95
Class Y	5.00%	$1,000.00	$1,022.04	$2.92

(1)
Expenses are equal to the annualized expense ratio of 0.73%, 1.58% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Additional Information (unaudited)

Approval of the New Sub-Advisory Agreement

     Approval until June 30, 2011 of the New Sub-Advisory Agreement between Aquila Investment Management LLC (the “Manager”) and Kirkpatrick Pettis Capital Management (the “New Sub-Adviser”) was approved by the Board of Trustees and the independent Trustees on December 30, 2010. At a meeting called and held for the foregoing purpose, the following materials were considered:

•	Copies of the agreement to be approved;

•	A term sheet describing the material terms of the agreement;

•	The Annual Report of the Trust for the year ended September 30, 2010; and

•
A report, prepared by the Manager containing data about the performance of Tax-Free Fund of Colorado (the “Related Fund”) compared to various benchmarks, data about the Trust’s fees and expenses together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Sub-Adviser.

Context for Approval Decision of Board

     When approving the New Sub-Advisory Agreement, the Board noted that it had been considering various courses of action for the Trust in response to the impending termination of the then-effective Sub-Advisory Agreement of the Trust with the Sub-Adviser, which was scheduled to terminate at 11:58 p.m. Central Time on December 31, 2010. The course chosen by the Board was, assuming Shareholder approval, to employ the New Sub-Adviser to manage the Trust’s portfolio. It was noted that when the New Sub-Adviser assumes management of the portfolio, the Manager will continue to provide investment advisory and administrative services described in the advisory agreement and not delegated to the New Sub-Adviser.

     In addition, the Trustees considered the following factors:

The nature, extent, and quality of the services provided by the Manager and the New Sub-Adviser.

     The Manager will arrange for the New Sub-Adviser to provide investment management of the Trust’s portfolio. The Trustees noted the extensive investment management experience of the New Sub-Adviser’s Senior Vice President and Portfolio Manager, Christopher B. Johns, as portfolio manager of the Related Fund. Mr. Johns possesses 30 years of fixed income portfolio management experience including 23 years managing the portfolio of the Related Fund. As to past performance, because the New Sub-Adviser was new to the Trust, there was no relevant past Trust performance to review. In the absence of relevant past Trust performance, the Trustees reviewed the performance of the New Sub-Adviser as sub-adviser to the Related Fund, a single-state tax-free municipal bond fund with a similar investment objective as the Trust.

     The Board considered that the New Sub-Adviser would provide all services the Board deemed necessary or appropriate, including the specific portfolio management services and credit analysis that the Board has determined are required for the Trust. The Board concluded that the services to be provided would be appropriate and satisfactory and that there was a reasonable basis for expecting that the Trust would be well served. Evaluation of this factor weighed in favor of approval of the New Sub-Advisory Agreement.

The investment performance of the Related Fund and the New Sub-Adviser.

     The Board reviewed each aspect of the Related Fund’s performance and compared its performance with that of its competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide), and the benchmark index. It was noted that the materials provided by the Manager indicated that the Related Fund had investment performance that was generally comparable overall to that of its Morningstar peer group and its competitors, compared to which the Related Fund had outperformed in some periods and in others it had underperformed.

     The Board concluded that the performance of the Related Fund was acceptable in light of market conditions, the length of its average maturities, its investment objectives including portfolio quality and its emphasis on risk minimization, while observing that the Related Fund’s Sharpe and Treynor ratios, which measure risk-adjusted return, were more favorable than those of the Morningstar peer group. Evaluation of the investment performance of the Related Fund indicated to the Trustees that approval of the New Sub-Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the New Sub-Adviser from its relationships with the Trust.

     The information provided in connection with renewal contained expense data for the Trust and its competitors as well as data for its Morningstar peer group, including data for all such front-end load funds of a comparable asset size. The materials also showed estimated pro-forma profitability to the New Sub-Adviser of its services to the Trust.

     The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide and by the Trust’s local competitors.

     The Board concluded that the estimated profitability to the New Sub-Adviser did not argue against approval of the fees to be paid under the New Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     The Trust has in place breakpoints in the new sub-advisory fee which would be realized as the Trust grows and passed on as savings to shareholders in the way of reduced expense. Under the New Sub-Advisory Agreement, the Manager will compensate the New Sub-Adviser at the annual rate of 0.18 of 1% on the Trust’s net assets up to $400 million; 0.16 of 1% on such net assets up to $1 billion and 0.14% on the Trust’s net assets above $1 billion.

     Evaluation of this factor indicated to the Board that the New Sub-Advisory Agreement should be approved.

Benefits derived or to be derived by the New Sub-Adviser from its relationships with the Trust.

     The Board observed that, as is generally true of most fund complexes, the New Sub-Adviser, by providing services to a number of funds including those that would be provided to the Trust or other investment clients, was able to spread costs as it would otherwise be unable to do. The Board noted that while that would produce efficiencies and increased profitability for the New Sub-Adviser, it would also make the New Sub-Adviser’s services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise be possible.

     The Trustees also considered other factors, which included but were not limited to whether the Trust would be likely to operate in compliance with its investment objective and the Trust’s previous record of compliance with its investment restrictions, and the compliance programs of the Trust, the Manager and the New Sub-Adviser.

     Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the independent Trustees concluded that the New Sub-Advisory Agreement should be approved and recommended that the shareholders of the Trust vote to approve the New Sub-Advisory Agreement.

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www. sec.gov.

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Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
2 Centerpointe Drive, Suite 500
Lake Oswego, Oregon 97035

Board of Trustees
James A. Gardner, Chair
Diana P. Herrmann, Vice Chair
Gary C. Cornia
Edmund P. Jensen
John W. Mitchell
Ralph R. Shaw
Nancy Wilgenbusch

Officers
Diana P. Herrmann, President
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Christine L. Neimeth, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
June 8, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer
June 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee
June 8, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer
June 8, 2011

TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.